Borrowings (Current) (Tables)	12 Months Ended
Mar. 31, 2024
Borrowings (Current) [Abstract]
Schedule of Borrowings Consist	Borrowings consist of the following:
	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Secured Borrowings
Vehicle loan from financial institution	$10,044	10,946
Term Loans from a Bank	227,983	—
Unsecured Borrowings
0% Senior Convertible Notes	—	3,333,333
Preferred convertible Security	—	—
Loan from directors	$1,457,840	$532,960
Loan from a related party	$32,323	$1,304
Loan from others	—	10,587
	1,728,190	3,889,131

Schedule of Bank Term Loan	Security offered for the Bank term Loan is as under:
Sr No.	Type of Security	Details
1	Primary	Hypothecation of entire current assets of the borrower, both present and future
2	Collateral	Equitable Mortgage of the following properties:
1. Open Land belonging to the Director of the Company
2. Residential property of the Company
3. Residential property belonging to the Director
3	Others	Duly signed standing instruction form with one undated cheque with amount kept blank to be obtained, however “Not exceeding amount << Sanction Loan Amount>> to be written on cheque
4	Guarantor	Personal Guarantee of the Director of the company